Related Party Transactions (Amounts due from and due to related parties) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Amounts due from related parties:
Due from related party	¥ 124,677	$ 19,247	¥ 176,224
Amounts due to related parties:
Due to related party	19,368	2,990	22,489
CMCC [Member]
Amounts due from related parties:
Due from related party	58,295	8,999	74,273
Amounts due to related parties:
Due to related party	1,808	279	563
Phoenix TV Group [Member]
Amounts due from related parties:
Due from related party	20,144	3,110	77,293
Amounts due to related parties:
Due to related party	17,060	2,634	21,926
Investees [Member]
Amounts due from related parties:
Due from related party	46,238	7,138	23,469
Others [Member]
Amounts due from related parties:
Due from related party	0	0	1,189
Amounts due to related parties:
Due to related party	¥ 500	$ 77	¥ 0